ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)					12 Months Ended
	Aug. 20, 2021 shares	Nov. 20, 2018 $ / shares shares	Nov. 20, 2018 USD ($) $ / shares	Nov. 09, 2018 USD ($) $ / shares shares	May 31, 2020 shares	Aug. 31, 2021 stores franchise	Aug. 21, 2018 USD ($) $ / shares	Aug. 22, 2017 $ / shares
Number of stores owned | stores						17
Number of franchise | franchise						12
Assets Held-in-trust | $							$ 303,610
[custom:PricePerUnitUnderTrustAccount-0] | $ / shares							$ 0.058
Stock Issued During Period, Shares, New Issues	82,500				123,000
Stock Issued During Period, Shares, Conversion of Convertible Securities				520,000
Smaaash Entertainment Private Limited [Member]
Stock Issued During Period, Shares, New Issues				2,000,000
IPO [Member]
Sale of Stock, Price Per Share | $ / shares								$ 80.00
Number of Common Stock Shares and Warrants Outstanding				5,119,390
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				5,461,500
IPO [Member] | I A M Capital Partners L L C [Member]
Stock Redeemed or Called During Period, Shares				4,448,260
Sale of Stock, Price Per Share | $ / shares				$ 10.2187363
Stock Redeemed or Called During Period, Value | $				$ 45,455,596
Chardan [Member] | Restricted Stock [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross		208,000
Shares Issued, Price Per Share | $ / shares		$ 10.21	$ 10.21
Chardan [Member] | Restricted Stock [Member] | General and Administrative Expense [Member]
Stock Issued During Period, Value, Restricted Stock Award, Gross | $			$ 2,125,000
Chardan Capital Markets [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities				208,000